UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8030 Excelsior Drive, Suite 307
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Name and address of agent for service)

608-960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 65.85%
Administrative and Support Services - 2.51%
Priceline Group, Inc. (a)	475	$888,497
Beverage and Tobacco Product Manufacturing - 6.38%
Brown-Forman Corp. - Class B	11,000	534,600
Constellation Brands, Inc. - Class A	6,500	1,259,245
PepsiCo., Inc.	4,000	461,960
		2,255,805
Broadcasting (except Internet) - 1.05%
Walt Disney Co.	3,500	371,875
Chemical Manufacturing - 6.43%
Allergan PLC (b)	2,700	656,343
Johnson & Johnson	5,000	661,450
Portola Pharmaceuticals, Inc. (a)	17,000	954,890
		2,272,683
Computer and Electronic Product Manufacturing - 10.03%
Apple, Inc.	5,000	720,100
Medtronic PLC (b)	6,500	576,875
Microchip Technology, Inc.	7,000	540,260
NVIDIA Corp.	4,000	578,240
NXP Semiconductors NV (a)(b)	5,000	547,250
QUALCOMM, Inc.	10,500	579,810
		3,542,535
Credit Intermediation and Related Activities - 3.66%
Discover Financial Services	15,000	932,850
FleetCor Technologies, Inc. (a)	2,500	360,525
		1,293,375
Data Processing, Hosting and Related Services - 9.45%
Fiserv, Inc. (a)	6,000	734,040
Mastercard, Inc. - Class A	7,000	850,150
Visa, Inc. - Class A	11,500	1,078,470
WEX, Inc. (a)	6,500	677,755
		3,340,415
Merchant Wholesalers, Durable Goods - 1.89%
Honeywell International, Inc.	5,000	666,450
Miscellaneous Manufacturing - 4.25%
ABIOMED, Inc. (a)	1,500	214,950
Dentsply Sirona, Inc.	9,000	583,560
Intuitive Surgical, Inc. (a)	750	701,528
		1,500,038
Nonstore Retailers - 1.64%
Amazon.com, Inc. (a)	600	580,800
Oil and Gas Extraction - 1.87%
Phillips 66	8,000	661,520
Other Information Services - 4.83%
Alphabet, Inc. - Class A (a)	600	557,808
Alphabet, Inc. - Class C (a)	600	545,238
Facebook, Inc. - Class A (a)	4,000	603,920
		1,706,966

Pipeline Transportation - 1.47%
Enbridge, Inc. (b)	13,000	517,530
Professional, Scientific, and Technical Services - 2.82%
Exact Sciences Corp. (a)	15,000	530,550
Jack Henry & Associates, Inc.	4,500	467,415
		997,965
Publishing Industries (except Internet) - 4.06%
ANSYS, Inc. (a)	6,000	730,080
Tyler Technologies, Inc. (a)	4,000	702,680
		1,432,760
Rental and Leasing Services - 2.11%
Synchrony Financial	25,000	745,500
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.40%
Yum China Holdings, Inc. (a)	12,500	492,875
TOTAL COMMON STOCKS (Cost $14,519,752)		23,267,589

CORPORATE BONDS - 27.06%	PRINCIPAL AMOUNT
Broadcasting (except Internet) - 1.48%
Time Warner Cable LLC
4.000%, 09/01/2021	500,000	523,125

Chemical Manufacturing - 1.39%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	491,615

Computer and Electronic Product Manufacturing - 2.95%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	537,656
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	503,448
		1,041,104
Credit Intermediation and Related Activities - 2.21%
Wells Fargo & Co. (c)
7.980%, 03/29/2049	750,000	780,000

Food Manufacturing - 1.52%
Ingredion, Inc.
4.625%, 11/01/2020	500,000	536,338

Health and Personal Care Stores - 2.27%
CVS Pass-Through Trust
6.943%, 01/10/2030	245,433	291,927
Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	511,993
		803,920
Insurance Carriers and Related Activities - 1.52%
Old Republic International Corp.
4.875%, 10/01/2024	500,000	535,643

Merchant Wholesalers, Durable Goods - 1.46%
KLA-Tencor Corp.
3.375%, 11/01/2019	500,000	514,362

Merchant Wholesalers, Nondurable Goods - 1.45%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	510,928

Professional, Scientific, and Technical Services - 1.47%
Dun & Bradstreet Corp.
4.625%, 12/01/2022	500,000	519,741

Publishing Industries (except Internet) - 4.38%
CA, Inc.
4.500%, 08/15/2023	500,000	516,509
2.875%, 08/15/2018	500,000	504,800
Symantec Corp.
4.200%, 09/15/2020	500,000	527,500
		1,548,809
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.96%
Citigroup, Inc. (c)
2.506%, 04/25/2024	500,000	500,000
JPMorgan Chase & Co. (c)
6.750%, 01/29/2050	750,000	853,125
Morgan Stanley (c)
3.975%, 12/01/2017	400,000	402,060
		1,755,185
TOTAL CORPORATE BONDS (Cost $9,392,168)		9,560,770

GOVERNMENT SECURITIES & AGENCY ISSUES - 4.24%
Executive, Legislative, and Other General Government Support - 4.24%
United States Treasury Notes
1.250%, 04/30/2019	1,000,000	997,656
1.250%, 05/31/2019	500,000	498,838
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES (Cost $1,498,755)		1,496,494

	SHARES
PREFERRED STOCKS - 1.84%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.84%
Goldman Sachs Group, Inc. (c)	27,500	649,000
TOTAL PREFERRED STOCKS (Cost $602,805)		649,000

SHORT TERM INVESTMENTS - 1.18%
Money Market Funds - 1.18%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.81% (c)	416,370	416,370
TOTAL SHORT TERM INVESTMENTS (Cost $416,370)		416,370

TOTAL INVESTMENTS (Cost $26,429,850) - 100.17%		35,390,223
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%		(58,389)
TOTAL NET ASSETS - 100.00%		$35,331,834

Percentages are stated as a percent of net assets
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Ireland: 3.49%, Netherlands: 1.55%, Canada: 1.46%, Luxembourg: 1.45%.
(c)	Variable rate security. The rate listed is as of June 30, 2017.

The accompanying notes are an integral part of these Schedules of Investments.

Plumb Equity Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 99.40%
Administrative and Support Services - 4.13%
Priceline Group, Inc. (a)	700	$1,309,364
Beverage and Tobacco Product Manufacturing - 8.11%
Brown-Forman Corp. - Class B	15,000	729,000
Constellation Brands, Inc. - Class A	9,500	1,840,435
		2,569,435
Broadcasting (except Internet) - 1.51%
Walt Disney Co.	4,500	478,125
Chemical Manufacturing - 12.49%
Allergan PLC (b)	3,400	826,506
Church & Dwight Co., Inc.	10,000	518,800
Johnson & Johnson	3,800	502,702
Portola Pharmaceuticals, Inc. (a)	29,500	1,657,015
Radius Health, Inc. (a)	10,000	452,300
		3,957,323
Computer and Electronic Product Manufacturing - 13.46%
Apple, Inc.	5,500	792,110
NVIDIA Corp.	7,000	1,011,920
NXP Semiconductors NV (a)(b)	10,000	1,094,500
QUALCOMM, Inc.	17,000	938,740
Trimble, Inc. (a)	12,000	428,040
		4,265,310
Credit Intermediation and Related Activities - 6.07%
Discover Financial Services	17,000	1,057,230
FleetCor Technologies, Inc. (a)	6,000	865,260
		1,922,490
Data Processing, Hosting and Related Services - 16.66%
Fidelity National Information Services, Inc.	7,500	640,500
Fiserv, Inc. (a)	8,500	1,039,890
Mastercard, Inc. - Class A	9,000	1,093,050
Visa, Inc. - Class A	14,500	1,359,810
WEX, Inc. (a)	11,000	1,146,970
		5,280,220
Merchant Wholesalers, Durable Goods - 3.36%
Honeywell International, Inc.	8,000	1,066,320
Miscellaneous Manufacturing - 6.56%
ABIOMED, Inc. (a)	3,000	429,900
Dentsply Sirona, Inc.	11,000	713,240
Intuitive Surgical, Inc. (a)	1,000	935,370
		2,078,510
Nonstore Retailers - 2.75%
Amazon.com, Inc. (a)	900	871,200
Other Information Services - 3.79%
Alphabet, Inc. - Class A (a)	1,000	929,680
Alphabet, Inc. - Class C (a)	300	272,619
		1,202,299
Professional, Scientific, and Technical Services - 6.14%
Exact Sciences Corp. (a)	33,000	1,167,210
Jack Henry & Associates, Inc.	7,500	779,025
		1,946,235
Publishing Industries (except Internet) - 8.75%
ANSYS, Inc. (a)	9,000	1,095,120
Dassault Systemes SE - ADR	6,000	537,000
Tyler Technologies, Inc. (a)	6,500	1,141,855
		2,773,975

Rental and Leasing Services - 3.01%
Synchrony Financial	32,000	954,240
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.61%
Yum China Holdings, Inc. (a)	21,000	828,030
TOTAL COMMON STOCKS (Cost $20,915,053)		31,503,076

SHORT-TERM INVESTMENTS - 0.51%
Money Market Funds - 0.51%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.81% (c)	161,797	161,797
TOTAL SHORT-TERM INVESTMENTS (Cost $161,797)		161,797

TOTAL INVESTMENTS (Cost $21,076,850) - 99.91%		31,664,873
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.09%		29,921
TOTAL NET ASSETS - 100.00%		$31,694,794

Percentages are stated as a percent of net assets
ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Ireland: 2.61%, Netherlands: 3.45%.
(c)	Variable rate security. The rate listed is as of June 30, 2017.

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of June 30, 2017.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$23,267,589	$-	$-	$23,267,589
Preferred Stocks*	649,000	-	-	649,000
Corporate Bonds*	-	9,560,770	-	9,560,770
Government Securities & Agency Issues*	-	1,496,494	-	1,496,494
Money Market Funds	416,370	-	-	416,370
Total	$24,332,959	$11,057,264	$-	$35,390,223

Description	Level 1	Level 2	Level 3	Total

Plumb Equity Fund
Common Stocks*	$31,503,076	$-	$-	$31,503,076
Money Market Funds	161,797	-	-	161,797
Total	$31,664,873	$-	$-	$31,664,873

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended June 30, 2017, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows**:

Plumb Balanced Fund
Cost of investments	$26,429,850
Gross unrealized appreciation	9,080,728
Gross unrealized depreciation	(120,355)
Net unrealized appreciation	$8,960,373

Plumb Equity Fund
Cost of investments	$21,076,850
Gross unrealized appreciation	10,642,444
Gross unrealized depreciation	(54,421)
Net unrealized appreciation	$10,588,023

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financials Statements section of the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wisconsin Capital Funds, Inc.

By (Signature and Title)   /s/ Thomas G. Plumb
                                             Thomas G. Plumb, President

Date   8/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
                                             Thomas G. Plumb, President

Date   8/10/2017

By (Signature and Title)* /s/ Nathan Plumb
                                             Nathan Plumb, Chief Financial Officer,
                                             Wisconsin Capital Management

Date   8/10/2017

* Print the name and title of each signing officer under his or her signature.